Finance Lease Receivables	12 Months Ended
Mar. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables [Text Block]

6. Finance Lease Receivables

GreenPower's wholly owned subsidiary San Joaquin Valley Equipment Leasing Inc. ("SJVEL") leases vehicles to several customers, and as at March 31, 2023 the Company had a total of 45 (2022 - 48) vehicles on lease that were determined to be finance leases, and the Company had a total of 1 (2022 - 1) vehicle on lease that was determined to be an operating lease. During the year ended March 31, 2023 finance leases for three vehicles reached their maturity date and the lessee purchased two of the vehicles. The lessee did not pay for one of the three vehicles, and subsequent to the end of the year this vehicle was repossessed (Note 24).

During the year ended March 31, 2022, the Company entered into a mutual release agreement with the lessee of 28 vehicles which were accounted for as finance leases, where SJVEL subsequently sold the vehicles to a third party, and one mutual release for an EV 250 (2021-nil) that is now classified as Property Plant and Equipment. For operating leases, lease payments are recognized in revenue when earned.

Subsequent to the year ended March 31, 2023 GreenPower provided a notice of default to a lessee of 37 vehicles, and the defaults were not cured so the leases were terminated and the vehicles were repossessed (Note 25).

For the year ended March 31, 2023, selling profit on finance leases was $nil (2022 - $725,814, 2021 - $2,533,833).

The following table illustrates Finance Lease Receivables as at March 31, 2023 and as at March 31, 2022:

	March 31, 2023	March 31, 2022
Finance lease receivable, beginning of year	$3,395,739	$3,922,391
Investment recognized	-	1,150,360
Investment derecognized	-	(1,389,065)
Lease payments received	(695,825)	(511,000)
Interest income recognized	270,442	223,053

Finance lease receivable, end of year	$2,970,356	$3,395,739

Current portion of Finance Lease Receivable	$1,051,873	$443,880

Long Term Portion of Finance Lease Receivable	$1,918,483	$2,951,859

Payments to be received on Finance Lease Receivables (undiscounted):

31-Mar-23
Year 1	$1,296,605
Year 2	819,081
Year 3	326,595
Year 4	330,405
Year 5	309,000
Year 6	577,250
less: amount representing interest income	(688,581)
Finance Lease Receivable	$2,970,356
Current Portion of Finance Lease Receivable	$1,051,873
Long Term Portion of Finance Lease Receivable	$1,918,483
* Includes unguaranteed residual